Income Tax Status of Plan - Narrative (Details) - EBP 001	12 Months Ended
Dec. 31, 2025
EBP, Tax Status [Line Items]
EBP, Tax Determination Letter, Obtained [true false]	true
Tax determination letter date	Nov. 29, 2021